Consolidated statements of cash flows € in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Cash flows from operating activities:
Profit/(loss) for the year		€ (30,592)	€ (15,382)	€ (16,162)
Adjustments for:
Depreciation		18,843	19,619	21,331
Amortisation		2,152	1,569	1,041
Impairment of non-financial assets		8,229	441	0
(Gain)/loss on sale of property, plant and equipment		(4,246)	110	117
Deferred income for capital grants		(1,408)	(1,455)	(1,648)
Rent concessions		0	0	0
Interest expenses		6,148	7,013	7,111
Unrealised foreign exchange (gains)/losses		(301)	355	748
Share of (profit)/loss of equity-method investees		371	(389)	(2,897)
Tax expense		1,036	684	1,090
Total adjustment		30,824	27,947	26,893
Inventories		13,281	(728)	8,033
Trade and other receivables		3,897	2,357	7,332
Other assets		65	146	2,457
Trade and other payables		(7,623)	5,108	(14,205)
Contract liabilities		(3,695)	2,840	2,983
Provisions		(2,384)	(2,581)	(1,412)
One-time termination benefit payments		(658)	(9,597)	(3,050)
Employees’ leaving entitlement		(364)	(1,116)	(1,402)
Total changes		2,519	(3,571)	736
Cash provided by (used in) operating activities		2,751	8,994	11,467
Interest paid		(5,862)	(6,980)	(5,641)
Income taxes paid		(1,364)	(292)	(2,616)
Net cash provided by (used in) operating activities		(4,475)	1,722	3,210
Cash flows from investing activities:
Additions		(6,222)	(5,209)	(10,299)
Disposals		10,056	4,084	0
Intangible assets		(1,441)	(1,927)	(1,519)
Government grants received for PPE		203	0	918
Dividends from equity-accounted investees		2,221	77	3,024
Other current financial receivables		(2,025)	(1,348)	0
Purchase of business, net of cash acquired		0	0	0
Disposal of a business, net of cash disposed of		0	0	0
Net cash provided by (used in) investing activities		2,792	(4,323)	(7,876)
Cash flows from financing activities:
Proceeds		17,846	3,314	10,912
Repayments		(4,717)	(4,839)	(8,715)
Short-term borrowings		(1,976)	(798)	(6,703)
Payment of lease liabilities		(9,482)	(10,288)	(11,057)
Proceeds from increase in share capital		0	0	0
Dividends distribution to non-controlling interests		(419)	(149)	(135)
Capital contribution by non-controlling interests		150	0	0
Net cash provided by (used in) financing activities		1,402	(12,760)	(15,698)
Increase (decrease) in cash and cash equivalents		(281)	(15,361)	(20,364)
Cash and cash equivalents as at January 1	[1]	16,994	31,573	52,721
Effect of movements in exchange rates on cash held		(567)	782	(784)
Cash and cash equivalents as at December 31	[1]	€ 16,146	€ 16,994	€ 31,573

[1]	As at December 31, 2025, 2024 and 2023, cash and cash equivalents include bank overdrafts of 4,174, 3,328 and 2,037, respectively, that are repayable on demand and form an integral part of the Group’s cash management.